Issued Capital and Reserves	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Issued Capital and Reserves
10. Issued Capital and Reserves
During 2021, 2020 and 2019, there are no amendments to Group capital, except for the issuance of Nettar Series X Preferred Shares (classified as liabilities as further described below in this note), the repurchase of Series A, B and
B-1
preference shares owned by a former shareholder (see Note 17), and the exercise of stock options and stock awards. The breakdown of each class of share capital as of such dates is as follows:
Shares issued and fully paid

	Year Ending December 31,
Shares issued and fully paid	2021	2020	2019
Ordinary Shares	53	49	48
Series A preference shares	25	47	47
Series B preference shares	14	31	31
Series B-1 preference shares	7	9	9
Series X Preferred Shares	20	—	—

	119	136	135

Except for the number of Ordinary Shares and Nettar Series X Preferred shares which changed in 2021 as explained below, the number of shares authorized for each class remained unchanged for the years in 2019 and 2020 as follows:
Authorized shares

Authorized shares	Number of shares	Face value per share
Ordinary Shares	20,000,000	0.00001
Series A preference shares	4,723,330	0.00001
Series B preference shares	3,117,915	0.00001
Series B-1 preference shares	899,153	0.00001
Series X Preferred Shares	2,500,000	0.00001
The number of authorized Ordinary Shares in year 2021 increased from 15.5 million to 20 million and the Nettar Series X Preferred Shares increased by 2.5 million, while the rest of the classes of authorized Preferred shares remained unchanged.
Ordinary shares issued and fully paid

Ordinary shares	Number of shares	Face value per share	Total
At January 1, 2019	4,823,645	0.00001	48
Issuance of shares	9,136	0.00001	—

At December 31, 2019	4,832,781	0.00001	48
Issuance of shares	96,481	0.00001	1

At December 31, 2020	4,929,262	0.00001	49
Issuance of shares	333,806	0.00001	4

At December 31, 2021	5,263,068	0.00001	53

Preferred shares

Preferred shares	Series A	Series B	Series B-1	Series X		Face value per share	Total
At January 1, 2019	4,723,330	3,117,915	899,153	—		0.00001	87
Redemption / Issuance of shares	—	—	—	—		0.00001	—

At December 31, 2019	4,723,330	3,117,915	899,153	—		0.00001	87
Redemption / Issuance of shares	—	—	—	—		0.00001	—

At December 31, 2020	4,723,330	3,117,915	899,153	—		0.00001	87
Treasury shares (2)	(2,176,000)	(1,725,784)	(226,629)	—		0.00001	(41)
Issuance of shares	—	—	—	2,033,230	(1)	0.00001	20

At December 31, 2021	2,547,330	1,392,131	672,524	2,033,230		0.00001	66

(1)	Issuance of 2,033,320 Nettar Series X Preferred shares were classified as liabilities on the Consolidated Statement of Financial Position.

(2)	See Note 17 in relation to the preferred shareholder transaction.
In accordance with the Articles of Association of Nettar Group Inc., the Purchase Agreements and the Investors’ Right Agreements (hereinafter, the Agreements), each holder of Preferred Shares shall be entitled to convert any or all of its Preferred Shares at any time, without the payment of any additional consideration, into such number of fully paid Ordinary Shares per Preferred Share as is determined by dividing the applicable Original Purchase Price by the applicable Conversion Price determined for each series of Preferred and Preference Shares. Furthermore, the Agreements states the events which trigger the automatic conversion of the Preferred and Preference Shares into Ordinary Shares, such as the closing of a Qualified initial public offering (IPO), or with a Requisite Vote to convert all Preferred Shares at the then-effective Conversion Price.

In April 2021, the Group entered into an agreement with investors, through which the Group would issue up to 2,500,000 Nettar Series X Preferred Shares, $0.00001 par value per share, at a purchase price of $10.00. The Nettar Series X Preferred Shares carry an annual 7% cumulative dividend, payable upon a liquidation, dissolution, winding up or upon the conversion or redemption of the Nettar Series X Preferred Shares. During the year ended December 31, 2021, a total of 2,033,230 Nettar Series X Preferred Shares were issued.
Since the Series X Preferred Shares contain a contractual obligation to deliver cash or another financial asset (e.g., variable number of common shares), multiple conversion events are based on the occurrence or non-occurrence
of events beyond the issuer’s control (e.g., acquisition by a SPAC, next equity financing, an IPO or conversion at the optional election of shareholders), the Preferred Shares were accounted for as a liability. For those conversion options in the Preferred Shares agreement that are considered derivatives under IFRS 9, whose economic risks are expected not to be closely related to the financial instrument, the Group has recognized a separate derivative measured at fair value.
As further detailed in Note 20 (Subsequent Events), and in connection with the merger transaction closed in January 2022, all of the Group’s Preferred Shares outstanding immediately prior to the effective time of the Initial Merger (other than dissenting shares) were converted into a number of Class A Ordinary Shares as determined in the merger agreement.